Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 20%	Nov. 29, 2024 USD ($)
Fidelity Advisor Asset Manager 20% - Class A
Expense Example, No Redemption:
1 Year	$ 649
3 Years	807
5 Years	978
10 Years	1,474
Fidelity Advisor Asset Manager 20% - Class C
Expense Example, No Redemption:
1 Year	155
3 Years	480
5 Years	829
10 Years	1,610
Fidelity Advisor Asset Manager 20% - Class M
Expense Example, No Redemption:
1 Year	450
3 Years	663
5 Years	894
10 Years	1,554
Fidelity Advisor Asset Manager 20% - Class I
Expense Example, No Redemption:
1 Year	53
3 Years	167
5 Years	291
10 Years	653
Fidelity Advisor Asset Manager 20% - Class Z
Expense Example, No Redemption:
1 Year	47
3 Years	148
5 Years	258
10 Years	$ 579